ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Accounts payable	$ 720,774	$ 342,331
Accrued credit cards	26,645	6,994
Accrued liability for collections of previously factored receivables	1,247,772	776,414
Accrued property taxes	5,346	6,732
Accrued professional fees	29,122	573,040
Accrued payroll	17,472	0
Accrue expense - other	0	363
Accrued expense - dividend payable	0	210,046
Total	$ 2,047,131	$ 1,915,920